Provision for Income Tax (Details) - Schedule of income tax provision - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Current:
Federal
State and local
Total current tax provision
Deferred:
Federal
State and local
Total deferred tax provision
Total